Investments in affiliates and investments in available-for-sale securities - Investments in available-for-sale securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Equity Method Investments [Line Items]
Reclassification to earnings	$ 0	$ 345	$ 1,782
Investment in available-for-sale-securities	238	0
Unrealized gain	$ 2	0
KLC and STX
Schedule Of Equity Method Investments [Line Items]
Consideration received for AFS securities sold		5,303
Korea Line Corporation (''KLC'')
Schedule Of Equity Method Investments [Line Items]
Reclassification to earnings		$ 345	$ 1,783